Cover	Sep. 17, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 17, 2021
Entity File Number	001-34024
Entity Registrant Name	SINO-GLOBAL SHIPPING AMERICA, LTD.
Entity Central Index Key	0001422892
Entity Tax Identification Number	11-3588546
Entity Incorporation, State or Country Code	VA
Entity Address, Address Line One	1044 Northern Boulevard
Entity Address, Address Line Two	Suite 305
Entity Address, City or Town	Roslyn
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11576-1514
City Area Code	(718)
Local Phone Number	888-1814
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	SINO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false